Quarterly Report
July 31, 2020
MFS®  Commodity Strategy Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 65.6%
Aerospace – 1.3%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,539,868
Boeing Co., 4.508%, 5/01/2023	1,375,000	1,438,620
Boeing Co., 4.875%, 5/01/2025	2,940,000	3,181,538
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	1,422,000	1,579,887
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	103,098
		$8,843,011
Asset-Backed & Securitized – 18.7%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$243,838
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,409,756
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	674,020
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.325% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,047,573
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.476% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	579,389
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.727% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	281,017
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.076% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	231,004
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.594% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,138,787
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,703,339
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.872% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,308,003
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.171% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	547,545
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.724% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,123,349
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,449,433
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.174% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	1,578,313	1,521,099
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.524% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,116,720
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,566,306
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.474% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,360,019	1,301,803
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.724% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,617,807
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.77%, 12/15/2051 (i)(n)	19,599,676	1,015,939
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.274% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,605,294
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	816,749	818,525
BXMT Ltd., 2020-FL2, “B”, FLR, 1.581% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,492,000	1,411,805
BXMT Ltd., 2020-FL2, “A”, FLR, 1.08% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	2,317,500	2,259,562
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	568,789	573,002
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.301%, 5/10/2050 (i)	11,903,033	741,220
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	398,298	402,110
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	126,070	127,523
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	839,183
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	375,817
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	539,469
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	582,882
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	712,539
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.768%, 11/15/2062 (i)	9,140,845	461,231
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	162,163	162,459
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,213,188
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.495% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,222,353	2,190,536
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	134,497	134,635
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,654,801
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	767,000	780,740
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	140,192	140,524
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	267,955	269,206
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	502,227	505,590
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	995,793	1,004,449
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	377,655	380,273
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.88% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,788,500	1,712,873
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,205,000	2,244,938
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	375,000	379,776
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	518,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.775% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	$2,050,000	$2,012,288
Flagship CLO, 2014-8A, “BRR”, FLR, 1.67% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,598,837	1,577,297
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,319,000	2,272,620
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	96,273	96,320
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,174,877
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	897,755
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	800,117	809,531
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	636,750
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	465,004
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.295% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,444,500	1,423,735
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.079% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	384,190	376,986
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.183%, 5/10/2050 (i)	10,914,378	633,431
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.125%, 8/10/2050 (i)	11,363,346	663,454
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.132%, 5/12/2053 (i)	8,659,961	759,337
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	427,401	427,383
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	834,326
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	474,146
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.13% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	940,586
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.024% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,590,029	1,576,262
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.074% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,137,673	3,102,288
JPMorgan Chase Commercial Mortgage Securities Corp., 1.062%, 9/15/2050 (i)	12,903,974	673,285
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.18% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,121,569
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.675% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,696,380
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.725% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	545,265
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.225% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,285,787	1,252,838
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.544% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,107,650	2,036,517
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,198,475	1,182,850
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,575,422
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,103,103
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.471% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,497,247
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.725% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	1,915,317
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,316,000	1,289,680
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,269,956
MF1 Ltd., 2020-FL3, “B”, FLR, 3.924% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	205,000	206,089
MF1 Ltd., 2020-FL3, “C”, FLR, 4.675% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	295,472
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,340,428	1,374,275
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.407%, 5/15/2050 (i)	11,684,181	693,140
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.425%, 6/15/2050 (i)	4,620,031	297,967
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.861%, 12/15/2051 (i)	16,376,330	951,579
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 7/20/2024 (n)	645,568	641,118
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.072% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,297,200
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	1,072,000	1,068,426
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	375,791	376,072
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	379,219	380,499
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “B”, FLR, 0.971% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	301,919
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “C”, FLR, 1.221% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	340,000	339,634
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.121% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	397,000	395,831
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.125% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	390,922
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	358,928
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.325% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	297,000	296,941
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 1.525%, 1/15/2028 (n)	2,729,000	2,650,339
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,464,997
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	765,769
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,016,136
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 1.544% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,151,219
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,830,265
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	793,686	801,331
PFS Financing Corp., 2019-B, “A”, FLR, 0.724% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,963,811
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	56,263	56,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	$320,012	$324,960
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	410,826	417,945
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 2.166% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	675,923
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,681,403	2,632,003
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	1,180,000	1,173,846
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	214,000	212,862
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	256,000	254,641
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.345% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,504,106
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.471% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,138,455
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.621% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	662,665
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.072% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,166,881
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.63% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,874,899
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.009%, 11/15/2050 (i)	7,885,154	392,482
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.998%, 12/15/2051 (i)	8,003,227	509,598
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	769,000	774,520
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,034,300	1,034,616
		$127,050,093
Automotive – 3.1%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,669,255
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	989,117
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,151,000	1,165,387
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,216,648
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,299,418
Harley-Davidson Financial Services, FLR, 1.284% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,466,671
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,465,940
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	736,851
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,526,000	1,683,505
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,715,570
Toyota Motor Credit Corp., 3%, 4/01/2025	2,080,000	2,292,913
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,187,805
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	977,000	1,017,708
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)	251,000	266,360
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,078,000	1,153,886
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	622,079
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	231,000	252,104
		$21,201,217
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022	$648,000	$678,877
Fox Corp., 3.05%, 4/07/2025	776,000	852,144
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,519,304
		$3,050,325
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,674,000	$3,853,095
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	612,072
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	259,928
		$4,725,095
Business Services – 0.3%
Equinix, Inc., 1.25%, 7/15/2025	$625,000	$630,313
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,583,099
		$2,213,412
Cable TV – 0.4%
Comcast Corp., 3.1%, 4/01/2025	$350,000	$388,277
SES S.A., 3.6%, 4/04/2023 (n)	2,416,000	2,482,514
		$2,870,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$471,000	$550,830
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	2,249,000	2,311,032
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,285,000	1,393,319
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	252,701
		$4,507,882
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 9/11/2022	$1,188,000	$1,222,960
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025 (n)	$2,283,000	$2,384,757
Roper Technologies, Inc., 2.8%, 12/15/2021	1,383,000	1,424,578
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,508,802
		$6,318,137
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$2,286,454
Consumer Services – 0.5%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,598,167
Booking Holdings, Inc., 4.1%, 4/13/2025	244,000	277,688
QVC, Inc., 5.125%, 7/02/2022	1,468,000	1,526,720
		$3,402,575
Electronics – 0.5%
Broadcom, Inc., 2.25%, 11/15/2023 (n)	$625,000	$650,662
Broadcom, Inc., 4.7%, 4/15/2025 (n)	690,000	789,122
Broadcom, Inc., 3.15%, 11/15/2025 (n)	625,000	674,021
Microchip Technology, Inc., 3.922%, 6/01/2021	1,208,000	1,236,643
		$3,350,448
Emerging Market Quasi-Sovereign – 0.4%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,795,502
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	934,070
		$2,729,572
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,723,000	$1,863,827
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	1,013,356
Exxon Mobil Corp., 2.992%, 3/19/2025	2,700,000	2,970,196
Suncor Energy, Inc., 2.8%, 5/15/2023	200,000	210,299
		$6,057,678
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$825,550
Financial Institutions – 1.3%
AerCap Ireland Capital DAC, 4.45%, 12/16/2021	$1,723,000	$1,754,607
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	1,964,000	1,995,072
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,435,000	1,539,898
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,634,000	1,566,382
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,029,326
Century Housing Corp., 3.995%, 11/01/2021	691,000	700,776
		$8,586,061
Food & Beverages – 1.2%
Conagra Brands, Inc., 3.8%, 10/22/2021	$905,000	$941,058
Constellation Brands, Inc., 4.25%, 5/01/2023	1,510,000	1,661,240
Constellation Brands, Inc., FLR, 1.092% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	738,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Diageo Capital PLC, 1.375%, 9/29/2025	$836,000	$864,346
Mondelez International, Inc., 0.625%, 7/01/2022	3,400,000	3,416,592
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	238,000	246,562
		$7,868,727
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$1,346,752
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,425,223
Marriott International, Inc., 2.3%, 1/15/2022	2,151,000	2,160,891
Marriott International, Inc., 3.75%, 10/01/2025	509,000	520,835
Sands China Ltd., 3.8%, 1/08/2026 (n)	1,030,000	1,071,715
		$6,525,416
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$96,000	$97,023
Howard University, Washington D.C., 2.738%, 10/01/2022	101,000	102,646
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	113,971
Howard University, Washington D.C., 2.416%, 10/01/2024	123,000	125,880
Howard University, Washington D.C., 2.516%, 10/01/2025	152,000	154,953
		$594,473
Insurance – 0.5%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$1,531,277
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,681,224
		$3,212,501
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,571,000	$1,576,329
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,239,290
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,383,000	1,427,869
		$2,667,159
International Market Quasi-Sovereign – 0.4%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,010,000	$2,042,003
Kommunalbanken A.S. (Kingdom of Norway), 1.375%, 10/26/2020 (n)	720,000	721,761
		$2,763,764
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,388,606
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,081,864
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,162,121
Deere & Co., 2.75%, 4/15/2025	437,000	479,072
		$3,723,057
Major Banks – 7.4%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$3,722,922
Bank of Montreal, 2.05%, 11/01/2022	1,694,000	1,756,701
Barclays PLC, 4.61%, 2/15/2023	4,665,000	4,915,663
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	804,670
Credit Agricole, “A”, FLR, 1.702% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	758,096
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,137,122
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	444,976
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,684,000	1,689,207
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,383,000	2,472,154
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	1,002,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	$928,000	$949,903
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,965,266
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,281,347
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,506,000	1,641,309
KeyBank N.A., 3.3%, 2/01/2022	772,000	805,239
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	261,000	264,814
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,083,676
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	609,000	629,418
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	2,300,000	2,429,688
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,411,731
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	483,000	501,306
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	250,000	272,999
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,921,895
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,797,698
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,477,416
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	600,000	611,183
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,378,725
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,151,586
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	3,036,002
		$50,315,119
Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$856,000	$888,622
Cigna Corp., FLR, 0.949% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,496,000	1,496,163
HCA, Inc., 5%, 3/15/2024	2,522,000	2,845,620
		$5,230,405
Medical Equipment – 0.1%
Zimmer Biomet Holdings, Inc., FLR, 1.066% (LIBOR - 3mo. + 0.75%), 3/19/2021	$356,000	$356,033
Metals & Mining – 1.2%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$809,000	$864,243
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	1,000,000	1,152,592
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	729,000	763,319
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	628,727
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,382,034
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	500,000	553,200
Steel Dynamics, Inc., 4.125%, 9/15/2025	2,725,000	2,790,426
		$8,134,541
Midstream – 1.5%
El Paso LLC, 6.5%, 9/15/2020	$1,691,000	$1,702,116
Energy Transfer Operating Co., 2.9%, 5/15/2025	788,000	798,184
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,520,861
MPLX LP, 3.375%, 3/15/2023	471,000	495,780
MPLX LP, FLR, 1.213% (LIBOR - 3mo. + 0.9%), 9/09/2021	920,000	915,588
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	789,331
Western Midstream Operating LP, 3.1%, 2/01/2025	1,209,000	1,200,174
Western Midstream Operating LP, FLR, 2.116% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,593,323
		$10,015,357
Mortgage-Backed – 1.1%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$169,341	$178,725
Fannie Mae, 3%, 12/01/2031	471,570	504,711
Fannie Mae, 2%, 5/25/2044	1,158,218	1,187,829
Freddie Mac, 0.886%, 4/25/2024	118,665	3,048
Freddie Mac, 4%, 7/01/2025	149,512	158,224
Freddie Mac, 1.7%, 4/25/2030	6,420,258	828,524
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	3,685,464	4,004,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2%, 7/15/2042	$769,438	$796,488
		$7,662,318
Municipals – 1.3%
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$255,000	$256,214
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	305,000	307,650
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	430,000	439,241
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	1,030,000	1,062,538
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,058,000	2,975,036
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	461,688
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	477,195
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	451,278
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,635,000	1,655,830
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	700,567
		$8,787,237
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$152,000	$164,693
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,684,000	$1,859,136
Phillips 66, FLR, 0.959% (LIBOR - 3mo. + 0.6%), 2/26/2021	839,000	839,034
Valero Energy Corp., 2.85%, 4/15/2025	173,000	183,958
		$2,882,128
Other Banks & Diversified Financials – 2.1%
American Express Co., 3.7%, 11/05/2021	$1,307,000	$1,357,641
BBVA USA, 3.5%, 6/11/2021	1,498,000	1,529,495
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,625,780
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,154,478
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,299,201
Groupe BPCE S.A., FLR, 1.558% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,202,771
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,347,870
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,723,000	1,733,007
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,962,100
UBS AG, 1.75%, 4/21/2022 (n)	395,000	403,285
		$14,615,628
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$223,000	$239,156
Pharmaceuticals – 1.3%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$1,193,000	$1,218,080
AbbVie, Inc., 3.45%, 3/15/2022 (n)	2,322,000	2,415,057
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	1,625,000	1,626,238
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,103,000	1,166,523
Bristol-Myers Squibb Co., FLR, 0.766% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	421,000	422,493
Upjohn, Inc., 1.125%, 6/22/2022 (n)	1,763,000	1,777,479
		$8,625,870
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$566,000	$583,826
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	324,000	304,567
		$888,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
Ross Stores, Inc., 4.6%, 4/15/2025	$1,038,000	$1,194,640
TJX Cos., Inc., 3.5%, 4/15/2025	1,080,000	1,204,266
		$2,398,906
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 2.25%, 1/15/2022	$2,250,000	$2,307,849
Crown Castle International Corp., 3.15%, 7/15/2023	680,000	727,911
Crown Castle International Corp., 1.35%, 7/15/2025	546,000	557,469
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	2,676,000	2,950,959
		$6,544,188
Tobacco – 0.6%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$708,000	$736,135
B.A.T. Capital Corp., 3.222%, 8/15/2024	1,631,000	1,762,449
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	789,098
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	819,334
		$4,107,016
Transportation - Services – 0.8%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,605,000	$2,650,588
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,131,063
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	832,767
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	840,688
		$5,455,106
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.25%, 7/01/2021	$39,819	$40,307
U.S. Treasury Obligations – 8.0%
U.S. Treasury Notes, 2.625%, 12/15/2021	$27,750,000	$28,695,234
U.S. Treasury Notes, 1.875%, 4/30/2022	2,871,000	2,957,915
U.S. Treasury Notes, 0.125%, 6/30/2022	22,900,000	22,900,895
		$54,554,044
Utilities - Electric Power – 2.2%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$468,000	$475,958
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,913,482
FirstEnergy Corp., 4.25%, 3/15/2023	1,635,000	1,732,226
FirstEnergy Corp., 2.05%, 3/01/2025	784,000	795,079
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	805,955
Florida Power & Light Co., FLR, 0.64% (LIBOR - 3mo. + 0.38%), 7/28/2023	3,100,000	3,101,812
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,062,000	2,108,130
NextEra Energy, Inc., 2.9%, 4/01/2022	1,411,000	1,469,875
Pacific Gas and Electric Co., 1.75%, 6/16/2022	714,000	716,646
WEC Energy Group, Inc., 3.1%, 3/08/2022	826,000	859,755
		$14,978,918
Total Bonds		$446,556,656
Investment Companies (h) – 15.2%
Money Market Funds – 15.2%
MFS Institutional Money Market Portfolio, 0.15% (v)	103,535,288	$103,545,641

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit North American Investment Grade CDX Index – September 2020 @ $100	Put	Merrill Lynch International	$30,065,374	$29,600,000	$19,229
Issuer	Shares/Par
Short-Term Obligations (s)(y) – 10.7%
Federal Home Loan Bank, 0.01%, due 8/03/2020	$57,828,000	$57,827,968
National Bank of Canada, 0.15%, due 8/21/2020	5,000,000	4,999,583
Toronto-Dominion Bank, 0.15%, due 8/07/2020	5,000,000	4,999,875
U.S. Treasury Bills, 0.106%, due 8/11/2020	5,000,000	4,999,853
Total Short-Term Obligations		$72,827,279

Other Assets, Less Liabilities – 8.5%		57,871,308
Net Assets – 100.0%		$680,820,113
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $103,545,641 and $519,403,164, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $208,078,627, representing 30.6% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.924% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$205,000	$206,089
MF1 Ltd., 2020-FL3, “C”, FLR, 4.675% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	293,000	295,472
Total Restricted Securities			$501,561
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return

Portfolio of Investments (unaudited) – continued
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 7/31/20
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	35,500,000	centrally cleared	1.88%/Semi-annually	2.00% FLR (3-Month LIBOR)/Quarterly	$563,520	$—	$563,520
9/19/21	USD	22,400,000	centrally cleared	1.57%/Semi-annually	1.65% FLR (1-Month LIBOR)/Monthly	366,148	—	366,148
						$929,668	$—	$929,668
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
8/11/20	USD	4,491,740 (Short)	Morgan Stanley	3 month T-Bill + 0.02%	BCOMALTR (floating rate)	$616	$—	$616
10/30/20	USD	3,101,998 (Short)	Morgan Stanley	3 month T-Bill + 0.15%	BCOMLHTR (floating rate)	779	—	779
2/09/21	USD	8,026,189 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	1,253	—	1,253
						$2,648	$—	$2,648
Liability Derivatives
Total Return Swaps
8/11/20	USD	83,364,567 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	$(18,682)	$—	$(18,682)
8/18/20	USD	9,555,729 (Long)	Morgan Stanley	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(1,641)	—	(1,641)
8/25/20	USD	10,507,275 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,021)	—	(2,021)
9/30/20	USD	45,149,712 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(8,683)	—	(8,683)
9/30/20	USD	22,342,640 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.07%	(3,922)	—	(3,922)
9/30/20	USD	32,302,112 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(7,239)	—	(7,239)
9/30/20	USD	45,149,712 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(8,683)	—	(8,683)
9/30/20	USD	13,544,914 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	(2,822)	—	(2,822)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
10/30/20	USD	8,162,744 (Long)	JPMorgan Chase Bank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.09%	$(1,511)	$—	$(1,511)
1/20/21	USD	2,190,604 (Long)	Citibank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(416)	—	(416)
1/20/21	USD	6,654,375 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.13%	(1,472)	—	(1,472)
1/21/21	USD	6,125,321 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(1,136)	—	(1,136)
1/22/21	USD	18,962,621 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,784)	—	(3,784)
2/09/21	USD	17,106,467 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,413)	—	(3,413)
2/09/21	USD	17,106,467 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(3,822)	—	(3,822)
2/26/21	USD	7,387,291 (Long)	Morgan Stanley	BCOMWHTR (floating rate)	3 month T-Bill + 0.12%	(1,563)	—	(1,563)
3/31/21	USD	6,704,463 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,337)	—	(1,337)
3/31/21	USD	14,005,435 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,693)	—	(2,693)
3/31/21	USD	13,043,815 (Long)	Goldman Sachs International	BCOMSITR (floating rate)	3 month T-Bill + 0.07%	(1,872)	—	(1,872)
3/31/21	USD	7,259,902 (Long)	Goldman Sachs International	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(1,247)	—	(1,247)
3/31/21	USD	13,781,888 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.20%	(3,860)	—	(3,860)
4/30/21	USD	57,514,761 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(11,473)	—	(11,473)
5/14/21	USD	9,807,203 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,886)	—	(1,886)
5/21/21	USD	20,340,100 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(4,545)	—	(4,545)
5/21/21	USD	11,321,890 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,178)	—	(2,178)
5/21/21	USD	22,600,111 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(5,050)	—	(5,050)
5/21/21	USD	22,600,111 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(4,509)	—	(4,509)
7/14/21	USD	82,107,689 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(19,056)	—	(19,056)
7/16/21	USD	9,547,085 (Long)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	3 month T-Bill + 0.20%	(2,750)	—	(2,750)
7/16/21	USD	8,679,640 (Long)	Morgan Stanley	BCOMPLTR (floating rate)	3 month T-Bill + 0.19%	(2,313)	—	(2,313)
7/30/21	USD	7,441,114 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(1,430)	—	(1,430)
7/30/21	USD	14,919,440 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,974)	—	(2,974)
7/30/21	USD	7,337,762 (Long)	Goldman Sachs International	BCOMSBTR (floating rate)	3 month T-Bill + 0.12%	(1,587)	—	(1,587)
7/30/21	USD	7,582,748 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,511)	—	(1,511)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
7/30/21	USD	8,684,662 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	$(2,015)	$—	$(2,015)
8/31/21	USD	6,947,607 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(349)	—	(349)
						$(145,445)	$—	$(145,445)
At July 31, 2020, the fund had cash collateral of $17,186,631 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index.
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $83,364,567*	Notional Amount: $32,302,112*	Notional Amount: $13,781,888*	Notional Amount: $82,107,689*	Notional Amount: $7,441,114*	Notional Amount: $8,684,662*
Long Futures Contracts
Aluminum September 2020	1.2%	1,000,375	387,625	165,383	985,292	89,293	104,216
Aluminum November 2020	3.2%	2,667,666	1,033,668	441,020	2,627,446	238,116	277,909
Brent November 2020	4.8%	4,001,499	1,550,501	661,530	3,941,169	357,173	416,864
Coffee September 2020	0.7%	583,552	226,115	96,473	574,754	52,088	60,793
Coffee December 2020	2.1%	1,750,656	678,344	289,419	1,724,261	156,263	182,378
Copper Comex September 2020	2.0%	1,667,291	646,042	275,638	1,642,154	148,822	173,693
Copper Comex December 2020	5.6%	4,668,416	1,808,918	771,786	4,598,031	416,702	486,341
Corn September 2020	1.4%	1,167,104	452,230	192,946	1,149,508	104,176	121,585
Corn December 2020	3.9%	3,251,218	1,259,782	537,494	3,202,199	290,203	338,702
Cotton December 2020	1.4%	1,167,104	452,230	192,946	1,149,508	104,176	121,585
Gasoil September 2020	0.4%	333,458	129,208	55,128	328,431	29,764	34,739
Gasoil November 2020	1.2%	1,000,375	387,625	165,383	985,292	89,293	104,216

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $83,364,567*	Notional Amount: $32,302,112*	Notional Amount: $13,781,888*	Notional Amount: $82,107,689*	Notional Amount: $7,441,114*	Notional Amount: $8,684,662*
Gasoline RBOB September 2020	0.4%	333,458	129,208	55,128	328,431	29,764	34,739
Gasoline RBOB November 2020	1.1%	917,010	355,323	151,601	903,185	81,852	95,531
Gold December 2020	18.3%	15,255,716	5,911,286	2,522,085	15,025,707	1,361,724	1,589,293
Heating Oil September 2020	0.4%	333,458	129,208	55,128	328,431	29,764	34,739
Heating Oil November 2020	1.0%	833,646	323,021	137,819	821,077	74,411	86,847
Kansas Wheat September 2020	0.4%	333,458	129,208	55,128	328,431	29,764	34,739
Kansas Wheat December 2020	1.1%	917,010	355,323	151,601	903,185	81,852	95,531
Lean Hogs October 2020	1.4%	1,167,104	452,230	192,946	1,149,508	104,176	121,585
Live Cattle October 2020	3.7%	3,084,489	1,195,178	509,930	3,037,984	275,321	321,332
Natural Gas September 2020	1.9%	1,583,927	613,740	261,856	1,560,046	141,381	165,009
Natural Gas November 2020	7.0%	5,835,520	2,261,148	964,732	5,747,538	520,878	607,926
Nickel September 2020	0.8%	666,916	258,417	110,255	656,862	59,529	69,477
Nickel November 2020	2.1%	1,750,656	678,344	289,420	1,724,261	156,263	182,378
Silver September 2020	1.4%	1,167,104	452,230	192,946	1,149,508	104,176	121,585
Silver December 2020	3.9%	3,251,218	1,259,782	537,494	3,202,199	290,203	338,702
Soybean Meal December 2020	3.5%	2,917,760	1,130,574	482,366	2,873,769	260,439	303,963
Soybean Oil December 2020	2.7%	2,250,843	872,157	372,111	2,216,908	200,910	234,486
Soybeans November 2020	5.7%	4,751,780	1,841,220	785,568	4,680,138	424,144	495,026
Sugar October 2020	3.0%	2,500,937	969,063	413,457	2,463,231	223,233	260,539

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $83,364,567*	Notional Amount: $32,302,112*	Notional Amount: $13,781,888*	Notional Amount: $82,107,689*	Notional Amount: $7,441,114*	Notional Amount: $8,684,662*
Wheat September 2020	0.8%	666,917	258,417	110,255	656,862	59,529	69,477
Wheat December 2020	2.3%	1,917,385	742,949	316,983	1,888,477	171,146	199,747
WTI September 2020	1.5%	1,250,469	484,532	206,728	1,231,615	111,617	130,269
WTI November 2020	4.1%	3,417,947	1,324,387	565,057	3,366,415	305,086	356,071
Zinc September 2020	1.0%	833,646	323,021	137,819	821,077	74,414	86,849
Zinc November 2020	2.6%	2,167,479	839,858	358,329	2,134,799	193,469	225,801
	100.0%	$83,364,567	$32,302,112	$13,781,888	$82,107,689	$7,441,114	$8,684,662
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2020, the Subsidiary’s net assets were $128,170,772, which represented 18.8% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,594,351	$—	$54,594,351
Non-U.S. Sovereign Debt	—	5,493,336	—	5,493,336
Municipal Bonds	—	8,787,237	—	8,787,237
U.S. Corporate Bonds	—	152,122,920	—	152,122,920
Residential Mortgage-Backed Securities	—	14,785,560	—	14,785,560
Commercial Mortgage-Backed Securities	—	34,698,645	—	34,698,645
Asset-Backed Securities (including CDOs)	—	85,228,206	—	85,228,206
Foreign Bonds	—	90,865,630	—	90,865,630
Short-Term Securities	—	72,827,279	—	72,827,279
Mutual Funds	103,545,641	—	—	103,545,641
Total	$103,545,641	$519,403,164	$—	$622,948,805
Other Financial Instruments
Swap Agreements - Assets	$—	$932,316	$—	$932,316
Swap Agreements - Liabilities	—	(145,445)	—	(145,445)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$54,212,176	$352,854,265	$303,515,932	$1,715	$(6,583)	$103,545,641

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$362,195	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.